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[NEW YORK LIFE LOGO]                  New York Life Insurance Company
                                      51 Madison Avenue, New York, NY 10010
                                      212 576-7000

VIA EDGAR
May 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     MFA Separate Account-I
     File Nos. 2-86083 and 811-03831

Commissioners:

     On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement dated May 1, 2001 to the Prospectus and Statement of Additional Information dated May 1, 2000 that Registrant would have filed pursuant to Rule 497 (c) would not have differed from that filed on April 17, 2001 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 17, 2001.

     If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-8323.

                                   Very truly yours,

                                   /s/  Richard P. Bowman

                                   Richard P. Bowman
                                   Associate Counsel




                                       NYLIFE for Financial Products & Services